Non-Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-Interest Expense [Abstract]
Salaries, wages, and employee benefits	$ 11,016	$ 8,922	$ 8,384
Occupancy of premises	893	961	851
Amortization of core deposit intangible asset	272	400	58
FDIC premium assessments	410	392	372
Equipment and vehicle	1,386	1,242	1,096
Professional and examination	1,374	766	838
State franchise and other taxes	680	643	512
Postage, stationery, and supplies	476	530	483
Advertising and marketing	334	292	217
Third-party computer processing	183	210	223
MasterCard franchise and processing	191	168	125
Loan collection and repossession fees	293	381	359
ATM network and processing fees	371	357	151
Other	1,688	1,153	1,339
Total non-interest expenses	$ 19,567	$ 16,417	$ 15,008